Balance Sheet Classification of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	$ 421.0	$ 429.9
Deferred Tax Liabilities	(1,031.3)	(895.2)
Net deferred tax liability	(610.3)	(465.3)
Truck, Parts and Other | Deferred taxes and other current assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	151.2	126.0
Truck, Parts and Other | Other Noncurrent Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	40.9	126.3
Truck, Parts and Other | Accounts Payable Accrued Expenses And Other Current Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	(1.7)	(1.0)
Truck, Parts and Other | Other Noncurrent Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	(90.7)	(41.0)
Financial Services | Other Assets
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Assets Net	72.4	55.1
Financial Services | Deferred Taxes And Other Liabilities
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred Tax Liabilities	$ (782.4)	$ (730.7)